(a) Right-of-use assets (Details) - BRL (R$) R$ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Cost	R$ 4,308,378	R$ 4,099,141
Accumulated depreciation	(1,726,645)	(1,196,746)
Net	2,581,733	2,902,395
Buildings And Constructions [Member]
IfrsStatementLineItems [Line Items]
Cost	373,497	343,042
Accumulated depreciation	(123,144)	(83,146)
Net	250,353	259,896
Computer equipment [member]
IfrsStatementLineItems [Line Items]
Cost	22,553	23,492
Accumulated depreciation	(10,079)	(6,793)
Net	12,474	16,699
Machinery And Equipments [Member]
IfrsStatementLineItems [Line Items]
Cost	1,023,989	1,043,172
Accumulated depreciation	(412,993)	(293,444)
Net	610,996	749,728
Ships [member]
IfrsStatementLineItems [Line Items]
Cost	1,250,404	1,230,602
Accumulated depreciation	(589,382)	(395,754)
Net	661,022	834,848
Rail Cars [Member]
IfrsStatementLineItems [Line Items]
Cost	1,554,410	1,399,318
Accumulated depreciation	(548,594)	(391,982)
Net	1,005,816	1,007,336
Vehicles [member]
IfrsStatementLineItems [Line Items]
Cost	83,525	59,515
Accumulated depreciation	(42,453)	(25,627)
Net	R$ 41,072	R$ 33,888